Subsequent Events (Details)	1 Months Ended
Mar. 29, 2021 shares
Subsequent Events (Details) [Line Items]
Unexercised over-allotment option expired date	Jan. 08, 2021
Forecast [Member]
Subsequent Events (Details) [Line Items]
Class B common stock sponsor forfeited	587,500